Condensed financial information of the parent company (Details 1) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Ordinary share, par value	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares, issued	10,678,953	6,094,078
Ordinary share, shares, outstanding	10,678,953	6,094,078
FAMI
Ordinary share, par value	$ 0.20	$ 0.20
Ordinary share, shares authorized	500,000,000	500,000,000
Ordinary share, shares, issued	10,678,953	6,094,078
Ordinary share, shares, outstanding	10,678,953	6,094,078